LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Current borrowings	R$ 5,546,123	R$ 6,227,951
Non-current	75,082,454	57,456,375
Total borrowings	80,628,577	63,684,326	R$ 35,737,509
Interest on financing, current	1,019,483	886,886
Interest on financing, non-current		136,799
Interest on financing	1,019,483	1,023,685
Non-current funding, current	4,526,640	5,341,065
Non-current funding, non-current	75,082,454	57,319,576
Non-current funding	79,609,094	62,660,641
Foreign
LOANS, FINANCING AND DEBENTURES
Current borrowings	3,581,222	2,664,833
Non-current	60,283,044	42,834,771
Total borrowings	R$ 63,864,266	45,499,604
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.93%
Current borrowings	R$ 32,941	26,307
Non-current	27,165	27,620
Total borrowings	R$ 60,106	53,927
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.71%
Current borrowings	R$ 806,695	640,177
Non-current	36,114,088	27,375,673
Total borrowings	R$ 36,920,783	28,015,850
Foreign | Export credits (ACC/ACE) | LIBOR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	1.52%
Current borrowings	R$ 2,735,141	1,994,868
Non-current	24,141,791	15,431,478
Total borrowings	26,876,932	17,426,346
Foreign | Others
LOANS, FINANCING AND DEBENTURES
Current borrowings	6,445	3,481
Total borrowings	6,445	3,481
Domestic
LOANS, FINANCING AND DEBENTURES
Current borrowings	1,964,901	3,563,118
Non-current	14,799,410	14,621,604
Total borrowings	R$ 16,764,311	18,184,722
Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.18%
Current borrowings	R$ 285,382	283,658
Non-current	1,389,771	1,517,649
Total borrowings	R$ 1,675,153	1,801,307
Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	9.72%
Current borrowings	R$ 19,036	18,404
Non-current	431,800	441,233
Total borrowings	R$ 450,836	459,637
Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.06%
Current borrowings	R$ 33,272	39,325
Non-current	62,313	77,333
Total borrowings	R$ 95,585	116,658
Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.50%
Current borrowings	R$ 85,538	78,458
Non-current	1,076,966	718,017
Total borrowings	1,162,504	796,475
Domestic | FINAME ("Special Agency of Industrial Financing")
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 7,917
Domestic | FINAME ("Special Agency of Industrial Financing") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.43%
Current borrowings	R$ 4,276	4,781
Non-current	7,917	9,564
Total borrowings	12,193	14,345
Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 139,361
Domestic | BNB | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.73%
Current borrowings	R$ 35,300	37,815
Non-current	139,361	156,904
Total borrowings	174,661	194,719
Domestic | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 2,971,744
Domestic | CRA ("Agribusiness Receivables Certificates") | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.53%
Current borrowings	R$ 1,379,045	2,860,938
Non-current	2,971,744	2,952,451
Total borrowings	4,350,789	5,813,389
Domestic | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 1,273,045
Domestic | NCE ("Export Credit Notes") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.73%
Current borrowings	R$ 65,940	131,914
Non-current	1,273,045	1,270,065
Total borrowings	1,338,985	1,401,979
Domestic | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 273,440
Domestic | Rural Producer Certificate | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.62%
Current borrowings	R$ 3,955	5,840
Non-current	273,440	273,303
Total borrowings	277,395	279,143
Domestic | Export credits ("Pre payment")
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 1,313,123
Domestic | Export credits ("Pre payment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.07%
Current borrowings	R$ 23,276	77,694
Non-current	1,313,123	1,312,586
Total borrowings	1,336,399	1,390,280
Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 441,912
Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.99%
Current borrowings	R$ 72,413	76,596
Non-current	441,912	475,905
Total borrowings	514,325	552,501
Domestic | Others (Revolving costs, working capital, FIDC and FDI)
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 4,470
Domestic | Others (Revolving costs, working capital, FIDC and FDI) | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	0.40%
Other adjustments to current borrowings	R$ (52,342)	(62,302)
Non-current	4,470	4,559
Other adjustments to borrowings	(47,872)	(57,743)
Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 5,413,548
Domestic | Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.27%
Current borrowings	R$ 9,810	9,997
Non-current	5,413,548	5,412,035
Total borrowings	R$ 5,423,358	R$ 5,422,032